CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets, Current [Abstract]
Cash and cash equivalents	$ 75,150,998	$ 92,532,788
Short-term Investments		8,000,000
Amounts due from related parties	132,396	1,433,186
Prepayments and other current assets	3,813,984	1,476,973
Total current assets	79,097,378	103,922,947
Other noncurrent assets	3,098,234	87,227
TOTAL ASSETS	84,262,737	105,889,499
Current liabilities:
Accounts payable	1,809,975	712,714
Contract liabilities	725,536	993,378
Amounts due to related parties	2,535,358	1,895,779
Accruals and other current liabilities	6,059,497	2,540,164
Total current liabilities	16,145,768	7,181,283
TOTAL LIABILITIES	19,203,286	8,697,151
Mezzanine equity:
Total mezzanine equity	154,449,407	154,201,294	$ 84,955,111	$ 36,473,952
Shareholders' deficit:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 15,193,136 shares issued and outstanding as of December 31, 2019; 18,888,070 shares issued and 16,603,070 shares outstanding as of December 31, 2020)	1,889	1,519
Subscriptions receivable from shareholders	(7,172,192)	(197,068)
Additional paidin capital	23,786,652	6,789,542
Accumulated other comprehensive loss	(350,981)	(344,894)
Accumulated deficit	(105,655,324)	(63,258,045)
Total shareholders' deficit	(89,389,956)	(57,008,946)	(41,026,664)	(25,652,886)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	84,262,737	105,889,499
Series A-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	5,473,957	5,473,957	5,473,957	5,473,957
Series A-2 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	3,000,000	3,000,000	3,000,000	3,000,000
Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	27,999,995	27,999,995	27,999,995	$ 27,999,995
Series C-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	48,975,456	48,727,343	$ 48,481,159
Series C-2 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	18,999,999	18,999,999
Series C-3 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	50,000,000	50,000,000
Parent Company | Reportable Legal Entities
Assets, Current [Abstract]
Cash and cash equivalents	52,973,889	91,168,159
Short-term Investments		8,000,000
Amounts due from related parties	27,308,613	6,362,724
Prepayments and other current assets	1,625,197	1,211,891
Total current assets	81,907,699	106,742,774
Investments in subsidiaries		2,507,052
Other noncurrent assets	3,056,931	4,299
TOTAL ASSETS	84,964,630	109,254,125
Current liabilities:
Accounts payable	443,604	326,762
Contract liabilities	112,500	325,000
Amounts due to related parties	12,787,321	11,247,674
Accruals and other current liabilities	3,165,097	162,341
Total current liabilities	16,508,522	12,061,777
Deficit in subsidiaries	3,396,657
TOTAL LIABILITIES	19,905,179	12,061,777
Mezzanine equity:
Total mezzanine equity	154,449,407	154,201,294
Shareholders' deficit:
Ordinary shares (par value of US$0.0001 per share; 500,000,000 and 500,000,000 shares authorized; 15,193,136 shares issued and outstanding as of December 31, 2019; 18,888,070 shares issued and 16,603,070 shares outstanding as of December 31, 2020)	1,889	1,519
Subscriptions receivable from shareholders	(7,172,192)	(197,068)
Additional paidin capital	23,786,652	6,789,542
Accumulated other comprehensive loss	(350,981)	(344,894)
Accumulated deficit	(105,655,324)	(63,258,045)
Total shareholders' deficit	(89,389,956)	(57,008,946)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' DEFICIT	84,964,630	109,254,125
Parent Company | Reportable Legal Entities | Series A-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	5,473,957	5,473,957
Parent Company | Reportable Legal Entities | Series A-2 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	3,000,000	3,000,000
Parent Company | Reportable Legal Entities | Series B convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	27,999,995	27,999,995
Parent Company | Reportable Legal Entities | Series C-1 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	48,975,456	48,727,343
Parent Company | Reportable Legal Entities | Series C-2 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	18,999,999	18,999,999
Parent Company | Reportable Legal Entities | Series C-3 convertible redeemable preferred shares
Mezzanine equity:
Total mezzanine equity	$ 50,000,000	$ 50,000,000